Note 14 - Inventories (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2024	December 31, 2023

Consumable stores*	21,508	18,001
Gold in progress @	1,224	2,303
	22,732	20,304